Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
a.The Company's operations are conducted in part by its subsidiaries, which receive services from Teekay Services Limited (or the Manager) and certain affiliates, which were previously owned by Teekay and were subsequently acquired by the Company as part of the Company's acquisition of the Acquired Operations on December 31, 2024. The Manager provides various services under a long-term management agreement (or the Management Agreement), as disclosed below. Subsequent to the Company's acquisition of the Acquired Operations, any services provided by the Manager to the Company are eliminated on consolidation and not disclosed in the Company's consolidated financial statements. In addition to the Management Agreement, the Company and its subsidiaries have entered into management services agreements with Teekay and its affiliates (other than Teekay Tankers Ltd. and its subsidiaries) pursuant to which the Manager provides services to Teekay and its affiliates in return for a management fee paid to the Manager by Teekay. Amounts (paid) received by the Company for related party transactions for the periods indicated below were as follows:

	Year Ended December 31,
	2025 $	2024 $	2023 $
Transaction fee related to the sale of certain vessels (i)	(2,085)	—	—
Management fee revenues (ii)	2,277	—	—
Payment related to the utilization of tax losses (iii)	(205)	—	—
Entities under Common Control (note 3)
Strategic and administrative service fees (iv)	—	(37,018)	(35,218)
Management fee revenues (ii)	—	8,319	7,953
Vessel operating expenses - technical management fee (v)	—	(155)	(693)
Restructuring charges (note 16) (vi)	—	(5,632)	(449)
(i)The Company pays a transaction fee to Teekay upon the sale of vessels that were previously owned by Tanker Investments Ltd., which the Company acquired in 2017. This fee is equal to 1.0% of the aggregate consideration payable to the Company pursuant to a sale contract. During the year ended December 31, 2025, this fee related to the sale of six vessels.
(ii)The Company receives management fees from Teekay for time spent on Teekay matters by employees of the Company.
(iii)The Company pays Teekay for a portion of the benefit realized from the Company's utilization of Teekay's tax losses as both entities have elected to be treated as a group for Bermuda tax purposes.
(iv)The Manager’s strategic and administrative service fees have been presented in general and administrative expenses, except for fees related to technical management services, which have been presented in vessel operating expenses in the Company’s consolidated statements of income. The Company’s executive officers are employees of the Entities under Common Control, and their compensation (other than any awards under the Company’s long-term incentive plan) is set and paid by the Entities under Common Control.
(v)The cost of ship management services provided by a third party has been presented as vessel operating expenses on the Company's consolidated statements of income. The Company paid such third-party technical management fees to the Manager in relation to certain vessels previously owned by Tanker Investments Ltd.
(vi)The Company incurred restructuring charges of $5.6 million during the year ended December 31, 2024 in relation to changes made to certain members of the senior management team who were employed by the Entities under Common Control. The Company incurred restructuring charges of $0.4 million during the year ended December 31, 2023 in relation to organizational changes made to its commercial team employed by the Entities under Common Control.

b.Teekay and its subsidiaries (other than Teekay Tankers Ltd. and its subsidiaries) may collect certain cash receipts and remit payments for certain expenses incurred by the Company. Such amounts, which are presented on the Company's consolidated balance sheets in "due from affiliates" or "due to affiliates", as applicable, are without interest or stated terms of repayment.

c.In August 2025, the Company acquired one 2013-built VLCC from the Company's 50/50 owned High-Q joint venture for a purchase price of $63.0 million. The transaction was completed with terms that were considered to be at arm's length and reflective of fair market value. As of December 31, 2025, no amounts were payable to or receivable from the High-Q joint venture related to this transaction.